ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2016
Shanghai Huajian Management
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$4,738
Non-current assets	5,673
Current liabilities	(5,413)

Total	4,998

Intangible assets acquired:
Customer relationship	7,339	5.5 years
Trade name	4,371	Indefinite
Operating license	97	3.0 years
Goodwill	14,032
Deferred tax liability	(3,108)

Total	22,731

Total fair value of business acquired	$27,729

iKang Shenyang Hospital
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful life
Net tangible assets:
Non-current assets	$645

Total	645

Intangible assets acquired:
Operating license	110	4.0 years
Goodwill	982
Deferred tax liability	(101)

Total	991

Total consideration	$1,636

iKang Shenyang Ningshan Hospital
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Non-current assets	$7

Total	7

Intangible assets acquired:
Favorable lease contract	554	2.8 years
Operating license	109	5.0 years
Goodwill	1,124
Deferred tax liability	(166)

Total	1,621

Total consideration	$1,628

Gold iKang Shenyang Hospital
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Non-current assets	$2,832

Current liabilities	(55)

Total	2,777

Intangible assets acquired:
Customer relationship	210	5.0 years
Operating license	64	2.5 years
Goodwill	3,464
Deferred tax liability	(68)

Total	3,670

Total consideration	$6,447

iKang Tianjin Hedong Dongrun
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$141
Non-current assets	634
Current liabilities	(90)

Total	685

Intangible assets acquired:
Customer relationship	479	5.0 years
Operating license	48	1.4 years
Goodwill	2,099
Deferred tax liability	(279)

Total	2,347

Total consideration	$3,032

iKang Tianjin Hexi Fenghui
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$133
Non-current assets	356
Current liabilities	(3)

Total	486

Intangible assets acquired:
Customer relationship	415	5.0 years
Operating license	64	1.9 years
Goodwill	1,228
Deferred tax liability	(120)

Total	1,587

Total consideration	$2,073

WA HK
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives

Net tangible assets:
Current assets	$1,413
Non-current assets	5,459
Current liabilities	(3,006)

Total	3,866

Intangible assets acquired:
Customer relationship	2,472	3.0 years
Operating license	80	1.9-2.8 years
Goodwill	7,570
Deferred tax liability	(666)

Total	9,456

Non-controlling interest	(3,388)

Total consideration	$9,934

Chengdu Ommay
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives

Net tangible assets:
Current assets	$748
Non-current assets	499
Current liabilities	(734)

Total	513

Intangible assets acquired:
Customer relationship	936	5.0 years
Operating license	16	1.0 year
Goodwill	2,853
Deferred tax liability	(285)

Total	3,520

Total consideration	$4,033

Yinchuan Ciming
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives

Net tangible assets:
Non-current assets	$927

Total	927

Intangible assets acquired:
Customer relationship	1,581	5.0 years
Operating license	32	2.0 years
Goodwill	4,406
Deferred tax liability	(493)

Total	5,526

Non-controlling interests	(1,613)

Total consideration	$4,840

Beijing Tianzhikangjian
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives

Net tangible assets:
Current assets	$7,094
Non-current assets	6,382
Current liabilities	(4,751)

Total	8,725

Intangible assets acquired:
Customer relationship	3,001	4.5 years
Operating license	371	1.7-4.6 years
Goodwill	15,542
Deferred tax liability	(1,092)

Total	17,822

Non-controlling interest	(5,050)

Total consideration	$21,497

Yantai Hongkang
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives

Net tangible assets:
Current assets	$592
Non-current assets	1,340
Current liabilities	(124)

Total	1,808

Intangible assets acquired:
Customer relationship	2,533	5.0 years
Operating license	113	3.8 years
Goodwill	3,690
Deferred tax liability	(722)

Total	5,614

Total consideration	$7,422

Shandong Ciming Clinics
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful life

Net tangible assets:
Current assets	$2,770
Non-current assets	4,099
Current liabilities	(1,544)

Total	5,325

Intangible assets acquired:
Customer relationship	2,593	5.0 years
Operating license	145	1.3-4.4 years
Goodwill	2,361
Deferred tax liability	(748)

Total	4,351

Non-controlling interests	(2,416)

Total consideration	$7,260

Wuhan Xiandai Sunny
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives

Net tangible assets:
Current assets	$159
Non-current assets	793

Total	952

Intangible assets acquired:
Customer relationship	988	5.0 years
Operating license	30	1.9 years
Goodwill	3,131
Deferred tax liability	(315)

Total	3,834

Total consideration	$4,786

Xi'an iKang
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives

Net tangible assets:
Current assets	$55
Non-current assets	2,510
Current liabilities	(171)

Total	2,394

Intangible assets acquired:
Customer relationship	3,875	5.0 years
Operating license	139	3.6 years
Goodwill	7,415
Deferred tax liability	(1,014)

Total	10,415

Non-controlling interest	(3,242)

Total consideration	$9,567

Guizhou Wishstar
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives

Net tangible assets:
Current assets	$8,170
Non-current assets	2,888

Total	11,058

Intangible assets acquired:
Customer relationship	1,064	5.0 years
Operating license	46	2.0 years
Goodwill	725
Deferred tax liability	(277)

Total	1,558

Non-controlling interest	(4,446)

Total consideration	$8,170

Acquisitions during the year ended Maech 31, 2015 and previous
Acquisitions
Summary of the unaudited pro forma information

	Years ended March 31,
	2014	2015
	(Unaudited)	(Unaudited)
Pro forma net revenue	$238,706	$305,493
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc.	$18,387	$25,299

Acquisitions during the year ended Maech 31, 2016
Acquisitions
Summary of the unaudited pro forma information

	Years ended March 31,
	2015	2016
	(Unaudited)	(Unaudited)
Pro forma net revenue	$321,149	$385,286
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc.	$20,130	$14,319